Document and Entity Information	12 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2012
Registrant Name	ARBITRAGE FUNDS
Central Index Key	0001105076
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	May 31, 2013
Prospectus Date	May 31, 2013

THE ARBITRAGE FUND
THE ARBITRAGE FUND SUMMARY SECTION
Investment Objective
The Fund seeks to achieve capital growth by engaging in merger arbitrage.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares – Front-End Sales Charges – Class A Shares” on page 43 of this Prospectus and in “Purchase, Redemption, and Pricing of Shares” on page 53 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		THE ARBITRAGE FUND Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	[1]	none
Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee	[2][3]	2.00%
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)		2.00%
[1]	A deferred sales charge of up to 0.50% will be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within twelve months of purchase.
[2]	The redemption fee does not apply to purchases of $250,000 or more of Class A shares which are subject to a contingent deferred sales charge.
[3]	(as a percentage of amount redeemed within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		THE ARBITRAGE FUND Class A Shares
Management Fees		1.04%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.94%
Dividend and Interest Expense on Short Positions	[2]	0.79%
All Remaining Other Expenses		0.15%
Acquired Fund Fees and Expenses	[3]	0.02%
Total Annual Fund Operating Expenses		2.25%
[1]	Other Expenses are based on Class R expenses as stated in the Prospectus for Class R, Class I and Class C shares dated October 1, 2012.
[2]	The Fund is obligated to pay any interest incurred or dividend declared during the period in which the Fund maintains the short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the accrued interest or dividend as an expense. These expenses are not fees charged to shareholders but are expenses paid by the Fund that are similar to finance charges that the Fund incurs in borrowing transactions. The Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs).
[3]	Acquired Fund Fees and Expenses are based on Class R expenses as stated in the Prospectus for Class R, Class I and Class C shares, dated October 1, 2012. Acquired Fund Fees and Expenses will not be reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights (when available).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
THE ARBITRAGE FUND Class A Shares	472	935	1,424	2,767

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 563% of the average value of its portfolio.
Principal Investment Strategies
In attempting to achieve its investment objective, the Fund plans to invest at least 80% of its net assets in equity securities of companies (both U.S. and foreign) that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Equity securities include common and preferred stock. The Fund may invest in equity securities of companies of any size capitalization. Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund’s investment adviser uses investment strategies designed to minimize market exposure, including short selling and purchasing and selling options. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The investment adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short. The purpose of the short sale is to protect against a decline in the market value of the acquiring company’s securities prior to the acquisition’s completion. The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

The Fund generally engages in active and frequent trading of portfolio securities to achieve its principal investment objective. The Fund will sell or cover a security when the securities of the companies involved in the transaction do not meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation.
Principal Risks
As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Merger Arbitrage Risks: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

High Portfolio Turnover Risks: The Fund’s investment strategies may result in high portfolio turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Short Sale Risks: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Put and Call Options Risk: Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include: possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Swap Risks: The Fund may enter into derivatives called equity swaps. Risks associated with swap agreements include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Performance Information
The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied over time. Class A shares of the Fund are expected to commence operations on May 31, 2013. The performance shown reflects the performance of the Fund’s Class R shares before and after taxes and the Fund’s Class I shares before taxes, as reported in the separate Prospectus for Class R, Class I, and Class C shares, dated October 1, 2012. If Class A shares of the Fund had been available during periods prior to May 31, 2013, the performance shown may have been different. Performance for the Class A shares of the Fund will be available once the class has been in operation for one calendar year. Updated performance information is available on the Fund’s website (http://www.arbitragefunds.com).
The bar chart and performance table shown below depict the performance of the Fund’s Class R shares for the periods indicated and show how the Fund’s average annual total returns compare with those of a broad measure of market performance. The performance table includes the performance of the Fund’s Class I shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Year-by-Year Total Returns through December 31, 2011 – Class R Shares

During the period shown in the bar chart, the highest return for a quarter was 6.21% during the quarter ended March 31, 2002 and the lowest return for a quarter was -3.65% during the quarter ended September 30, 2004. The results shown in the bar chart above and best and worst quarterly returns do not reflect a sales charge. If they did, the returns would have been lower.

The year-to-date return of the Fund’s Class R shares through June 30, 2012 is -0.08%.

While the Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class A shares will differ from that shown above since the Classes do not have the same expenses or inception dates.
Average Annual Total Returns for Periods Ended December 31, 2011
The table below shows how the Fund’s average annual total returns for Class R shares and Class I shares compare with those of the Standard & Poor’s 500 Index. Performance for the Class A shares of the Fund will be available once the class has been in operation for one calendar year. The average annual total returns below do not reflect a sales charge, and would be lower if they did. The table also presents the impact of taxes on the returns of the Fund’s Class R shares. After tax returns are shown for Class R shares only, and after-tax returns for Class I shares and Class A shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Average Annual Total Returns THE ARBITRAGE FUND	One Year	Five Years	Ten Years	Since Inception		Inception Date
Class R	4.50%	4.43%	5.20%	5.48%	[1]	Sep 18, 2000
Class R Return After Taxes on Distributions	3.68%	3.14%	4.07%	4.35%	[1]	Sep 18, 2000
Class R Return After Taxes on Distributions and Sale of Fund Shares	2.92%	3.03%	3.84%	4.09%	[1]	Sep 18, 2000
Class I	4.74%	4.65%		3.99%	[1]	Oct 17, 2003
STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%	0.01%	[1]	Sep 18, 2000
[1]	The inception date for Class R shares is September 18, 2000, and the inception date for Class I shares is October 17, 2003. Performance for the Class A shares of the Fund will be available once the class has been in operation for one calendar year. The "Since Inception" return reflected for the Standard & Poor's 500 Index is based on the inception date for Class R shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARBITRAGE FUNDS
Prospectus Date	rr_ProspectusDate	May 31, 2013
THE ARBITRAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE ARBITRAGE FUND SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital growth by engaging in merger arbitrage.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares – Front-End Sales Charges – Class A Shares” on page 43 of this Prospectus and in “Purchase, Redemption, and Pricing of Shares” on page 53 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 563% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	563.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A deferred sales charge of up to 0.50% will be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within twelve months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on Class R expenses as stated in the Prospectus for Class R, Class I and Class C shares dated October 1, 2012.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on Class R expenses as stated in the Prospectus for Class R, Class I and Class C shares, dated October 1, 2012. Acquired Fund Fees and Expenses will not be reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights (when available).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In attempting to achieve its investment objective, the Fund plans to invest at least 80% of its net assets in equity securities of companies (both U.S. and foreign) that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Equity securities include common and preferred stock. The Fund may invest in equity securities of companies of any size capitalization. Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund’s investment adviser uses investment strategies designed to minimize market exposure, including short selling and purchasing and selling options. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The investment adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short. The purpose of the short sale is to protect against a decline in the market value of the acquiring company’s securities prior to the acquisition’s completion. The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

		The Fund generally engages in active and frequent trading of portfolio securities to achieve its principal investment objective. The Fund will sell or cover a security when the securities of the companies involved in the transaction do not meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Merger Arbitrage Risks: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

High Portfolio Turnover Risks: The Fund’s investment strategies may result in high portfolio turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Short Sale Risks: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Put and Call Options Risk: Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include: possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

		Swap Risks: The Fund may enter into derivatives called equity swaps. Risks associated with swap agreements include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table shown below depict the performance of the Fund’s Class R shares for the periods indicated and show how the Fund’s average annual total returns compare with those of a broad measure of market performance. The performance table includes the performance of the Fund’s Class I shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below depict the performance of the Fund’s Class R shares for the periods indicated and show how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.arbitragefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns through December 31, 2011 – Class R Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied over time. Class A shares of the Fund are expected to commence operations on May 31, 2013. The performance shown reflects the performance of the Fund’s Class R shares before and after taxes and the Fund’s Class I shares before taxes, as reported in the separate Prospectus for Class R, Class I, and Class C shares, dated October 1, 2012. If Class A shares of the Fund had been available during periods prior to May 31, 2013, the performance shown may have been different. Performance for the Class A shares of the Fund will be available once the class has been in operation for one calendar year. Updated performance information is available on the Fund’s website (http://www.arbitragefunds.com).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 6.21% during the quarter ended March 31, 2002 and the lowest return for a quarter was -3.65% during the quarter ended September 30, 2004. The results shown in the bar chart above and best and worst quarterly returns do not reflect a sales charge. If they did, the returns would have been lower.

The year-to-date return of the Fund’s Class R shares through June 30, 2012 is -0.08%.

		While the Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class A shares will differ from that shown above since the Classes do not have the same expenses or inception dates.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for Class R shares only, and after-tax returns for Class I shares and Class A shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows how the Fund’s average annual total returns for Class R shares and Class I shares compare with those of the Standard & Poor’s 500 Index. Performance for the Class A shares of the Fund will be available once the class has been in operation for one calendar year. The average annual total returns below do not reflect a sales charge, and would be lower if they did. The table also presents the impact of taxes on the returns of the Fund’s Class R shares. After tax returns are shown for Class R shares only, and after-tax returns for Class I shares and Class A shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
THE ARBITRAGE FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2],[3]
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expense on Short Positions	rr_Component1OtherExpensesOverAssets	0.79%	[4]
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
1 Year	rr_ExpenseExampleYear01	472
3 Years	rr_ExpenseExampleYear03	935
5 Years	rr_ExpenseExampleYear05	1,424
10 Years	rr_ExpenseExampleYear10	2,767
THE ARBITRAGE FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
2002	rr_AnnualReturn2002	9.27%
2003	rr_AnnualReturn2003	15.18%
2004	rr_AnnualReturn2004	0.57%
2005	rr_AnnualReturn2005	(0.24%)
2006	rr_AnnualReturn2006	5.87%
2007	rr_AnnualReturn2007	7.14%
2008	rr_AnnualReturn2008	(0.63%)
2009	rr_AnnualReturn2009	10.05%
2010	rr_AnnualReturn2010	1.44%
2011	rr_AnnualReturn2011	4.50%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.65%)
One Year	rr_AverageAnnualReturnYear01	4.50%
Five Years	rr_AverageAnnualReturnYear05	4.43%
Ten Years	rr_AverageAnnualReturnYear10	5.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2000
THE ARBITRAGE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.74%
Five Years	rr_AverageAnnualReturnYear05	4.65%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 17, 2003
THE ARBITRAGE FUND | Return After Taxes on Distributions | Class R
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.68%
Five Years	rr_AverageAnnualReturnYear05	3.14%
Ten Years	rr_AverageAnnualReturnYear10	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2000
THE ARBITRAGE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.92%
Five Years	rr_AverageAnnualReturnYear05	3.03%
Ten Years	rr_AverageAnnualReturnYear10	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2000
THE ARBITRAGE FUND | STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2000

[1]	A deferred sales charge of up to 0.50% will be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within twelve months of purchase.
[2]	The redemption fee does not apply to purchases of $250,000 or more of Class A shares which are subject to a contingent deferred sales charge.
[3]	(as a percentage of amount redeemed within 30 days of purchase)
[4]	The Fund is obligated to pay any interest incurred or dividend declared during the period in which the Fund maintains the short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the accrued interest or dividend as an expense. These expenses are not fees charged to shareholders but are expenses paid by the Fund that are similar to finance charges that the Fund incurs in borrowing transactions. The Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs).
[5]	Other Expenses are based on Class R expenses as stated in the Prospectus for Class R, Class I and Class C shares dated October 1, 2012.
[6]	Acquired Fund Fees and Expenses are based on Class R expenses as stated in the Prospectus for Class R, Class I and Class C shares, dated October 1, 2012. Acquired Fund Fees and Expenses will not be reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights (when available).
[7]	The inception date for Class R shares is September 18, 2000, and the inception date for Class I shares is October 17, 2003. Performance for the Class A shares of the Fund will be available once the class has been in operation for one calendar year. The "Since Inception" return reflected for the Standard & Poor's 500 Index is based on the inception date for Class R shares.

THE ARBITRAGE CREDIT OPPORTUNITIES FUND
THE ARBITRAGE CREDIT OPPORTUNITIES FUND SUMMARY SECTION
Investment Objective
The fund seeks to provide current income and capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares – Front-End Sales Charges – Class A Shares” on page 43 of this Prospectus and in “Purchase, Redemption, and Pricing of Shares” on page 53 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		THE ARBITRAGE CREDIT OPPORTUNITIES FUND Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	[1]	none
Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee	[2][3]	2.00%
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)		2.00%
[1]	A deferred sales charge of up to 1.00% will be imposed on purchases of $500,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within eighteen months of purchase.
[2]	The redemption fee does not apply to purchases of $500,000 or more of Class A shares which are subject to a contingent deferred sales charge.
[3]	(as a percentage of amount redeemed within 60 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		THE ARBITRAGE CREDIT OPPORTUNITIES FUND Class A Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.56%
Dividend and Interest Expense on Short Positions	[2]	0.25%
All Remaining Other Expenses		0.31%
Total Annual Fund Operating Expenses		1.81%
Fee Waiver	[3]	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver		1.75%
[1]	Other Expenses are based on Class R expenses as stated in the Prospectus for Class R, Class I and Class C shares, dated October 1, 2012.
[2]	The Fund is obligated to pay any interest incurred or dividend declared during the period in which the Fund maintains the short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the accrued interest or dividend as an expense. These expenses are not fees charged to shareholders but are expenses paid by the Fund that are similar to finance charges that the Fund incurs in borrowing transactions. The Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs).
[3]	The Fund has entered into an Expense Waiver and Reimbursement Agreement with the Fund's investment adviser so that total annual operating expenses of the Fund, not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses, do not exceed 1.50% of the Fund's average daily net assets allocable to the Class A shares. The agreement remains in effect until August 31, 2015, and thereafter continues until either party terminates it upon not less than five days' notice by sending a written notice to the other party. The adviser may recoup any waived amount from the Fund pursuant to the agreement, if such reimbursement does not cause the Fund to exceed expense limitations and the reimbursement is made within three years after the year in which the expense is waived.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years
THE ARBITRAGE CREDIT OPPORTUNITIES FUND Class A Shares	497	870

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
The Fund invests primarily in a portfolio of debt securities including corporate bonds and debentures (including high yield-bonds commonly known as “junk bonds”), bank loans, convertible and preferred securities that the Fund’s investment adviser believes have debt-like characteristics, credit default swaps and other debt instruments and derivatives that the Fund’s investment adviser believes have debt-like characteristics. The Fund invests in both domestic and foreign debt securities. The principal type of derivatives in which the Fund may invest are credit default swaps, interest rate swaps, total return swaps, futures and options.

In order to meet its investment objective the Fund invests primarily in debt securities whose returns the manager believes will be more correlated with the outcome of specific catalysts or events rather than overall market direction. These catalysts and events include reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The Fund also uses a relative value approach and expresses positive views on specific issuers by taking long positions in cash bonds and/or derivatives and negative views on specific issuers by taking short positions in cash bonds and/or derivatives. The Fund uses fundamental research to identify mispricings or inefficiencies in these situations and assess their potential impact on security prices.

The Fund may engage in short-term trading strategies, and may without limitation, engage in short sales and invest in derivatives. The principal short-term trading strategies may at times include convertible arbitrage, merger arbitrage, and capital structure arbitrage, which are discussed below. The Fund will seek to mitigate the risk of volatility (the appreciation or depreciation of the value of a security over a short period of time) and duration (interest rate changes impacting the value of fixed income securities with longer effective maturities more than those with shorter effective maturities) by taking long and short positions, based on individual credit evaluations that are designed to protect against short term fluctuations in the value of securities, as well as by investing in derivatives that are designed to protect against the decline in value of fixed income securities resulting from interest rate changes, including credit default swaps, interest rate swaps, total return swaps, futures and options to hedge the portfolio’s interest rate risk and credit risk. The Fund may purchase or sell short equity securities or derivatives as part of a hedging strategy or hold equity positions or other assets that the Fund receives as part of a reorganization process.

The Fund is not limited with respect to its portfolio maturity or duration. The Fund may invest in debt securities without regard to their credit ratings, including securities that are non-investment grade, and in debt securities with a wide variety of terms applicable to principal repayment, interest rates and other features. Terms that vary from security to security include: optional and mandatory prepayment provisions, fixed, variable, semi-variable, and resettable interest rates and conversion options, as well as various combinations of these terms.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from mispricings between a firm’s convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses when it believes that the common stock is overvalued in relation to the convertible securities, matches a long position in the debt securities, preferred stocks and other securities convertible into common stock with a short position in the underlying common stock. The Fund seeks to purchase such convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund will sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments, and from the short sale of common stock.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing debt securities of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund’s investment adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher. . It is expected that, over time, the relative mispricing of the securities will disappear, at which point the position will be liquidated.
Principal Risks
As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make interest or principal payments when due. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as “junk bonds”. Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher credit quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Interest Rate Risks: The market value of debt securities and preferred securities is affected by changes in prevailing interest rates and the credit quality of the issuer. When interest rates fall or the perceived credit quality of the issuer improves, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise or the perceived credit quality of the issues declines, the market value of the respective debt securities and preferred securities usually declines.

Market Risk: Market risk is the possibility that securities prices will fluctuate over time. This fluctuation includes both increases and decreases in security prices. The Fund is subject to market risk. The value of the Fund’s investments, and the net asset value of the Fund, will fluctuate. Investors could lose money due to this price fluctuation.

Merger Arbitrage Risks: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

Convertible Security Risks: Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Because convertible securities are higher in the firm’s capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and changes in the issuer’s operating results, financial statements and credit ratings.

Small and Medium Sized Company Risks: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Credit Default Swap Risks: Credit default swaps increase credit risk when the Fund is the seller and increase counterparty risk when the Fund is the buyer. Credit default swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Fund is the seller may require the Fund to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Fund.

Interest Rate Swap Risks: The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Fund may be less favorable than it would have been if the Fund had not used the swap agreement.

Total Return Swap Risks: In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Futures Risks: The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the sub-adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Option Risks: Option transactions in which the Fund may engage involve the specific risks described below:
  the writer of an option may be assigned an exercise at any time during the option period;
  disruptions in the markets for underlying instruments could result in losses for options investors;
  imperfect or no correlation between the option and the securities being hedged;
  the insolvency of a broker could present risks for the broker’s customers; and
  market imposed restrictions may prohibit the exercise of certain options.
In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

High Portfolio Turnover Risks: The Fund’s investment strategies may result in high portfolio turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Short Sale Risks: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
Performance Information
Performance information for the Fund will be provided in the prospectus summary and the prospectus once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARBITRAGE FUNDS
Prospectus Date	rr_ProspectusDate	May 31, 2013
THE ARBITRAGE CREDIT OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE ARBITRAGE CREDIT OPPORTUNITIES FUND SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide current income and capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares – Front-End Sales Charges – Class A Shares” on page 43 of this Prospectus and in “Purchase, Redemption, and Pricing of Shares” on page 53 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A deferred sales charge of up to 1.00% will be imposed on purchases of $500,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within eighteen months of purchase.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on Class R expenses as stated in the Prospectus for Class R, Class I and Class C shares, dated October 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a portfolio of debt securities including corporate bonds and debentures (including high yield-bonds commonly known as “junk bonds”), bank loans, convertible and preferred securities that the Fund’s investment adviser believes have debt-like characteristics, credit default swaps and other debt instruments and derivatives that the Fund’s investment adviser believes have debt-like characteristics. The Fund invests in both domestic and foreign debt securities. The principal type of derivatives in which the Fund may invest are credit default swaps, interest rate swaps, total return swaps, futures and options.

In order to meet its investment objective the Fund invests primarily in debt securities whose returns the manager believes will be more correlated with the outcome of specific catalysts or events rather than overall market direction. These catalysts and events include reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The Fund also uses a relative value approach and expresses positive views on specific issuers by taking long positions in cash bonds and/or derivatives and negative views on specific issuers by taking short positions in cash bonds and/or derivatives. The Fund uses fundamental research to identify mispricings or inefficiencies in these situations and assess their potential impact on security prices.

The Fund may engage in short-term trading strategies, and may without limitation, engage in short sales and invest in derivatives. The principal short-term trading strategies may at times include convertible arbitrage, merger arbitrage, and capital structure arbitrage, which are discussed below. The Fund will seek to mitigate the risk of volatility (the appreciation or depreciation of the value of a security over a short period of time) and duration (interest rate changes impacting the value of fixed income securities with longer effective maturities more than those with shorter effective maturities) by taking long and short positions, based on individual credit evaluations that are designed to protect against short term fluctuations in the value of securities, as well as by investing in derivatives that are designed to protect against the decline in value of fixed income securities resulting from interest rate changes, including credit default swaps, interest rate swaps, total return swaps, futures and options to hedge the portfolio’s interest rate risk and credit risk. The Fund may purchase or sell short equity securities or derivatives as part of a hedging strategy or hold equity positions or other assets that the Fund receives as part of a reorganization process.

The Fund is not limited with respect to its portfolio maturity or duration. The Fund may invest in debt securities without regard to their credit ratings, including securities that are non-investment grade, and in debt securities with a wide variety of terms applicable to principal repayment, interest rates and other features. Terms that vary from security to security include: optional and mandatory prepayment provisions, fixed, variable, semi-variable, and resettable interest rates and conversion options, as well as various combinations of these terms.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from mispricings between a firm’s convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses when it believes that the common stock is overvalued in relation to the convertible securities, matches a long position in the debt securities, preferred stocks and other securities convertible into common stock with a short position in the underlying common stock. The Fund seeks to purchase such convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund will sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments, and from the short sale of common stock.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing debt securities of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund’s investment adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher. . It is expected that, over time, the relative mispricing of the securities will disappear, at which point the position will be liquidated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make interest or principal payments when due. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as “junk bonds”. Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher credit quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Interest Rate Risks: The market value of debt securities and preferred securities is affected by changes in prevailing interest rates and the credit quality of the issuer. When interest rates fall or the perceived credit quality of the issuer improves, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise or the perceived credit quality of the issues declines, the market value of the respective debt securities and preferred securities usually declines.

Market Risk: Market risk is the possibility that securities prices will fluctuate over time. This fluctuation includes both increases and decreases in security prices. The Fund is subject to market risk. The value of the Fund’s investments, and the net asset value of the Fund, will fluctuate. Investors could lose money due to this price fluctuation.

Merger Arbitrage Risks: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

Convertible Security Risks: Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Because convertible securities are higher in the firm’s capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and changes in the issuer’s operating results, financial statements and credit ratings.

Small and Medium Sized Company Risks: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Credit Default Swap Risks: Credit default swaps increase credit risk when the Fund is the seller and increase counterparty risk when the Fund is the buyer. Credit default swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Fund is the seller may require the Fund to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Fund.

Interest Rate Swap Risks: The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Fund may be less favorable than it would have been if the Fund had not used the swap agreement.

Total Return Swap Risks: In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Futures Risks: The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the sub-adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Option Risks: Option transactions in which the Fund may engage involve the specific risks described below:
  the writer of an option may be assigned an exercise at any time during the option period;
  disruptions in the markets for underlying instruments could result in losses for options investors;
  imperfect or no correlation between the option and the securities being hedged;
  the insolvency of a broker could present risks for the broker’s customers; and
  market imposed restrictions may prohibit the exercise of certain options.
In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

High Portfolio Turnover Risks: The Fund’s investment strategies may result in high portfolio turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Short Sale Risks: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund will be provided in the prospectus summary and the prospectus once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund will be provided in the prospectus summary and the prospectus once it has annual returns for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2],[3]
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expense on Short Positions	rr_Component1OtherExpensesOverAssets	0.25%	[4]
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	497
3 Years	rr_ExpenseExampleYear03	870

[1]	A deferred sales charge of up to 1.00% will be imposed on purchases of $500,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within eighteen months of purchase.
[2]	The redemption fee does not apply to purchases of $500,000 or more of Class A shares which are subject to a contingent deferred sales charge.
[3]	(as a percentage of amount redeemed within 60 days of purchase)
[4]	The Fund is obligated to pay any interest incurred or dividend declared during the period in which the Fund maintains the short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the accrued interest or dividend as an expense. These expenses are not fees charged to shareholders but are expenses paid by the Fund that are similar to finance charges that the Fund incurs in borrowing transactions. The Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs).
[5]	Other Expenses are based on Class R expenses as stated in the Prospectus for Class R, Class I and Class C shares, dated October 1, 2012.
[6]	The Fund has entered into an Expense Waiver and Reimbursement Agreement with the Fund's investment adviser so that total annual operating expenses of the Fund, not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses, do not exceed 1.50% of the Fund's average daily net assets allocable to the Class A shares. The agreement remains in effect until August 31, 2015, and thereafter continues until either party terminates it upon not less than five days' notice by sending a written notice to the other party. The adviser may recoup any waived amount from the Fund pursuant to the agreement, if such reimbursement does not cause the Fund to exceed expense limitations and the reimbursement is made within three years after the year in which the expense is waived.

THE ARBITRAGE EVENT-DRIVEN FUND
THE ARBITRAGE EVENT-DRIVEN FUN SUMMARY SECTION
Investment Objective
The Fund seeks to achieve capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares – Front-End Sales Charges – Class A Shares” on page 43 of this Prospectus and in “Purchase, Redemption, and Pricing of Shares” on page 53 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		THE ARBITRAGE EVENT-DRIVEN FUND Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	[1]	none
Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee	[2][3]	2.00%
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)		2.00%
[1]	A deferred sales charge of up to 1.00% will be imposed on purchases of $500,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within eighteen months of purchase.
[2]	The redemption fee does not apply to purchases of $500,000 or more of Class A shares which are subject to a contingent deferred sales charge.
[3]	(as a percentage of amount redeemed within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)font>
Annual Fund Operating Expenses		THE ARBITRAGE EVENT-DRIVEN FUND Class A Shares
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	1.17%
Dividend and Interest Expense on Short Positions	[2]	0.49%
All Remaining Other Expenses		0.68%
Total Annual Fund Operating Expenses		2.67%
Fee Waiver	[3]	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver		2.18%
[1]	Other Expenses are based on Class R expenses as stated in the Prospectus for Class R, Class I and Class C shares dated October 1, 2012.
[2]	The Fund is obligated to pay any interest incurred or dividend declared during the period in which the Fund maintains the short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the accrued interest or dividend as an expense. These expenses are not fees charged to shareholders but are expenses paid by the Fund that are similar to finance charges that the Fund incurs in borrowing transactions. The Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs).
[3]	The Fund has entered into an Expense Waiver and Reimbursement Agreement with the Fund's investment adviser so that total annual operating expenses of the Fund, not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses, do not exceed 1.69% of the Fund's average daily net assets allocable to the Class A shares. The agreement remains in effect until August 31, 2015, and thereafter continues until either party terminates it upon not less than five days' notice by sending a written notice to the other party. The adviser may recoup any waived amount from the Fund pursuant to the agreement, if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was waived.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
THE ARBITRAGE EVENT-DRIVEN FUND Class A Shares	539	1,082	1,651	3,191

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 490% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in equity and debt securities (including high yield-bonds commonly known as “junk bonds”) of companies whose prices we believe are or will be impacted by a corporate event. Specifically, the Fund employs investment strategies designed to capture price movements generated by publicly announced corporate events such as investing in securities of companies involved in mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations (referred to as “event-driven opportunities”). The Fund may invest in both U.S. and foreign securities, and may invest in securities of companies of any size capitalization and in debt securities of any maturity.

In order to achieve its investment objective, the Fund may utilize investment strategies such as merger arbitrage, convertible arbitrage and capital structure arbitrage in order to profit from event driven opportunities. These investment strategies are described more fully below.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund’s investment adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from mispricings between a firm’s convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses when it believes that the common stock is overvalued in relation to the convertible securities, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund will sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments, and from the short sale of common stock.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher. Another example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer. It is expected that, over time, the relative mispricing of the securities will disappear, at which point the position will be liquidated.

The Fund generally engages in active and frequent trading of portfolio securities to achieve its principal investment objective. The Fund will sell or cover a security when the securities of the companies involved in the transaction do not meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation.
Principal Risks
As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Merger Arbitrage Risks: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

Convertible Security Risks: Convertible securities generally offer lower interest or dividend yields than non- convertible securities of similar quality. Because convertible securities are higher in the firm’s capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and changes in the issuer’s operating results, financial statements and credit ratings.

Short Sale Risks: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Credit Risks: The Fund may invest in convertible and non-convertible debt securities, including high yield fixed income securities, also known as “junk bonds”. Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Interest Rate Risks: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect prices of these securities and, accordingly, the Fund’s share price.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

High Portfolio Turnover Risks: The Fund’s investment strategies may result in high portfolio turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.
Performance Information
The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied over time. Class A shares of the Fund are expected to commence operations on May 31, 2013. The performance shown reflects the performance of the Fund’s Class R shares before and after taxes and the Fund’s Class I shares before taxes, as reported in the separate Prospectus for Class R, Class I, and Class C shares, dated October 1, 2012. If Class A shares of the Fund had been available during periods prior to May 31, 2013, the performance shown may have been different. Performance for the Class A shares of the Fund will be available once the class has been in operation for one calendar year. Updated performance information is available on the Fund’s website (http://www.arbitragefunds.com).
The bar chart and performance table shown below depict the performance of the Fund’s Class R shares for the periods indicated and show how the Fund’s average annual total returns compare with those of a broad measure of market performance. The performance table includes the performance of the Fund’s Class I shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Year-by-Year Total Returns through December 31, 2011 – Class R Shares

During the period shown in the bar chart, the highest return for a quarter was 5.81% during the quarter ended December 31, 2011 and the lowest return for a quarter was -4.29% during the quarter ended September 30, 2011. The results shown in the bar chart above and best and worst quarterly returns do not reflect a sales charge. If they did, the returns would have been lower.

The year-to-date return of the Fund’s Class R shares through June 30, 2012 is 0.62%.

While the Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class A shares will differ from that shown above since the Classes do not have the same expenses or inception dates.
Average Annual Total Returns for Periods Ended December 31, 2011
The table below shows how the Fund’s average annual total returns for Class R shares and Class I shares compare with those of the Barclays Capital U.S. Aggregate Bond Index. Average annual returns for Class A shares will not be shown until the class has been in operation for one full calendar year. The average annual total returns below do not reflect a sales charge, and would be lower if they did. The table also presents the impact of taxes on the returns of the Fund’s Class R shares. After tax returns are shown for Class R shares only and after-tax returns for Class I and Class A shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Average Annual Total Returns THE ARBITRAGE EVENT-DRIVEN FUND	One Year	Since Inception		Inception Date
Class R	3.28%	3.94%	[1]	Oct 1, 2010
Class R Return After Taxes on Distributions	1.09%	1.86%	[1]	Oct 1, 2010
Class R Return After Taxes on Distributions and Sale of Fund Shares	2.12%	2.15%	[1]	Oct 1, 2010
Class I	3.49%	4.22%	[1]	Oct 1, 2010
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	0.06%	[1]	Oct 1, 2010
[1]	The inception date for Class R shares and Class I shares is October 1, 2010. Performance for the Class A shares of the Fund will be available once the class has been in operation for one calendar year. The "Since Inception" return reflected for the Barclays Capital U.S. Aggregate Bond Index is based on the inception date for Class R and Class I shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARBITRAGE FUNDS
Prospectus Date	rr_ProspectusDate	May 31, 2013
THE ARBITRAGE EVENT-DRIVEN FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE ARBITRAGE EVENT-DRIVEN FUN SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares – Front-End Sales Charges – Class A Shares” on page 43 of this Prospectus and in “Purchase, Redemption, and Pricing of Shares” on page 53 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)font>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 490% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	490.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A deferred sales charge of up to 1.00% will be imposed on purchases of $500,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within eighteen months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on Class R expenses as stated in the Prospectus for Class R, Class I and Class C shares dated October 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in equity and debt securities (including high yield-bonds commonly known as “junk bonds”) of companies whose prices we believe are or will be impacted by a corporate event. Specifically, the Fund employs investment strategies designed to capture price movements generated by publicly announced corporate events such as investing in securities of companies involved in mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations (referred to as “event-driven opportunities”). The Fund may invest in both U.S. and foreign securities, and may invest in securities of companies of any size capitalization and in debt securities of any maturity.

In order to achieve its investment objective, the Fund may utilize investment strategies such as merger arbitrage, convertible arbitrage and capital structure arbitrage in order to profit from event driven opportunities. These investment strategies are described more fully below.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund’s investment adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from mispricings between a firm’s convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses when it believes that the common stock is overvalued in relation to the convertible securities, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund will sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments, and from the short sale of common stock.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher. Another example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer. It is expected that, over time, the relative mispricing of the securities will disappear, at which point the position will be liquidated.

		The Fund generally engages in active and frequent trading of portfolio securities to achieve its principal investment objective. The Fund will sell or cover a security when the securities of the companies involved in the transaction do not meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Merger Arbitrage Risks: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

Convertible Security Risks: Convertible securities generally offer lower interest or dividend yields than non- convertible securities of similar quality. Because convertible securities are higher in the firm’s capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and changes in the issuer’s operating results, financial statements and credit ratings.

Short Sale Risks: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Credit Risks: The Fund may invest in convertible and non-convertible debt securities, including high yield fixed income securities, also known as “junk bonds”. Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Interest Rate Risks: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect prices of these securities and, accordingly, the Fund’s share price.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

		High Portfolio Turnover Risks: The Fund’s investment strategies may result in high portfolio turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table shown below depict the performance of the Fund’s Class R shares for the periods indicated and show how the Fund’s average annual total returns compare with those of a broad measure of market performance. The performance table includes the performance of the Fund’s Class I shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below depict the performance of the Fund’s Class R shares for the periods indicated and show how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.arbitragefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns through December 31, 2011 – Class R Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied over time. Class A shares of the Fund are expected to commence operations on May 31, 2013. The performance shown reflects the performance of the Fund’s Class R shares before and after taxes and the Fund’s Class I shares before taxes, as reported in the separate Prospectus for Class R, Class I, and Class C shares, dated October 1, 2012. If Class A shares of the Fund had been available during periods prior to May 31, 2013, the performance shown may have been different. Performance for the Class A shares of the Fund will be available once the class has been in operation for one calendar year. Updated performance information is available on the Fund’s website (http://www.arbitragefunds.com).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 5.81% during the quarter ended December 31, 2011 and the lowest return for a quarter was -4.29% during the quarter ended September 30, 2011. The results shown in the bar chart above and best and worst quarterly returns do not reflect a sales charge. If they did, the returns would have been lower.

The year-to-date return of the Fund’s Class R shares through June 30, 2012 is 0.62%.

		While the Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class A shares will differ from that shown above since the Classes do not have the same expenses or inception dates.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for Class R shares only and after-tax returns for Class I and Class C shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows how the Fund’s average annual total returns for Class R shares and Class I shares compare with those of the Barclays Capital U.S. Aggregate Bond Index. Average annual returns for Class A shares will not be shown until the class has been in operation for one full calendar year. The average annual total returns below do not reflect a sales charge, and would be lower if they did. The table also presents the impact of taxes on the returns of the Fund’s Class R shares. After tax returns are shown for Class R shares only and after-tax returns for Class I and Class A shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
THE ARBITRAGE EVENT-DRIVEN FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2],[3]
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expense on Short Positions	rr_Component1OtherExpensesOverAssets	0.49%	[4]
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.68%
Other Expenses	rr_OtherExpensesOverAssets	1.17%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.18%
1 Year	rr_ExpenseExampleYear01	539
3 Years	rr_ExpenseExampleYear03	1,082
5 Years	rr_ExpenseExampleYear05	1,651
10 Years	rr_ExpenseExampleYear10	3,191
THE ARBITRAGE EVENT-DRIVEN FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
2011	rr_AnnualReturn2011	3.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.29%)
One Year	rr_AverageAnnualReturnYear01	3.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
THE ARBITRAGE EVENT-DRIVEN FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
THE ARBITRAGE EVENT-DRIVEN FUND | Return After Taxes on Distributions | Class R
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
THE ARBITRAGE EVENT-DRIVEN FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
THE ARBITRAGE EVENT-DRIVEN FUND | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010

[1]	A deferred sales charge of up to 1.00% will be imposed on purchases of $500,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within eighteen months of purchase.
[2]	The redemption fee does not apply to purchases of $500,000 or more of Class A shares which are subject to a contingent deferred sales charge.
[3]	(as a percentage of amount redeemed within 30 days of purchase)
[4]	The Fund is obligated to pay any interest incurred or dividend declared during the period in which the Fund maintains the short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the accrued interest or dividend as an expense. These expenses are not fees charged to shareholders but are expenses paid by the Fund that are similar to finance charges that the Fund incurs in borrowing transactions. The Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs).
[5]	Other Expenses are based on Class R expenses as stated in the Prospectus for Class R, Class I and Class C shares dated October 1, 2012.
[6]	The Fund has entered into an Expense Waiver and Reimbursement Agreement with the Fund's investment adviser so that total annual operating expenses of the Fund, not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses, do not exceed 1.69% of the Fund's average daily net assets allocable to the Class A shares. The agreement remains in effect until August 31, 2015, and thereafter continues until either party terminates it upon not less than five days' notice by sending a written notice to the other party. The adviser may recoup any waived amount from the Fund pursuant to the agreement, if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was waived.
[7]	The inception date for Class R shares and Class I shares is October 1, 2010. Performance for the Class A shares of the Fund will be available once the class has been in operation for one calendar year. The "Since Inception" return reflected for the Barclays Capital U.S. Aggregate Bond Index is based on the inception date for Class R and Class I shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARBITRAGE FUNDS
Prospectus Date	rr_ProspectusDate	May 31, 2013
Document Creation Date	dei_DocumentCreationDate	May 31, 2013